INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Taxes [Abstract]
Disclosure of deferred taxes [Table Text Block]
Mexico operations	December 31,	December 31,
Deferred tax derived from income tax	2024	2023

Deferred income tax assets:
Tax loss carryforwards	$6,533	$1,162
Working capital	5,013	3,231
Deferred income tax liabilities:
Inventories	(5,186)	(3,880)
Mineral properties, plant and equipment	(13,495)	(11,621)
Deferred income tax assets (liabilities), net	$(7,135)	$(11,108)
Mexico operations	December 31,	December 31,
Deferred tax derived from special mining duty	2024	2023

Deferred income tax liabilities:
Working capital	$(519)	$(258)
Mineral properties, plant and equipment	(2,661)	(2,364)
Deferred income tax assets (liabilities), net	$(3,180)	$(2,622)

Disclosure of detailed information about effective income tax expense [Table Text Block]
	Years ended
	December 31,	December 31,
	2024	2023

Current income tax expense:
Current income tax expense in respect of current year	$7,925	$7,475
Special mining duty	4,981	3,869
Deferred income tax expense:
Deferred tax expense recognized in the current year	5,089	1,054
Special mining duty	558	77
Adjustments recognized in the current year in relation to prior years	(9,062)	(345)
Total income tax expense	$9,491	$12,130

Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates [Table Text Block]
	December 31,	December 31,
	2024	2023

Canadian statutory tax rates	27.00%	27.00%

Income tax expense computed at Canadian statutory rates	$(5,936)	$4,928
Foreign tax rates different from statutory rate	1,495	91
Share-based compensation	828	961
Foreign exchange	1,293	(6,604)
Inflationary adjustment	1,255	2,614
Other non-deductible items	(143)	248
Special mining duty Mexican tax	5,210	3,755
Adjustments recognized in the current year in relation to prior years	(2,751)	1,121
Current year losses not recognized	14,552	6,482
Recognition of previously unrecognized losses	(6,312)	(1,466)
Income tax expense	$9,491	$12,130

Disclosure of deferred tax assets not recognized [Table Text Block]
	Loss Carry Forward	December 31,	December 31,
	Expiry	2024	2023

Unrecognized Mexico tax loss carry forward	2025-2034	$53,658	$87,844
Unrecognized Canada tax loss carry forward	2035-2044	13,525	16,227
Unrecognized Chile tax loss carry forward	No expiration	21,182	20,168
Capital losses		31,282	26,566
Reclamation provision		2,743	8,700
Exploration pools		7,490	44,879
Other Canada temporary differences		16,032	17,122